TAXATION	12 Months Ended
Dec. 31, 2015
TAXATION [Abstract]
TAXATION
22.	TAXATION

Enterprise income tax:

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current laws of the British Virgin Islands, subsidiaries in British Virgin Islands are not subject to tax on income or capital gains. In addition, upon payments of dividends by these companies to their shareholders, no British Virgin Islands withholding tax will be imposed.

United States

US Proton is incorporated in the State of Delaware, U.S.A. in 2011. The entity is subject to U.S. Federal Income Tax (graduated income tax rate up to 35%) on its taxable income under the current laws of the United States of America. The company's activities are located solely in the state of Texas; therefore only the Federal Income tax of 35% is applied as there is no income sourced from Delaware for income tax purposes. The Texas sourced pass through income from investments is taxed at the partner level. CMS (USA) is incorporated in the State of Texas, U.S.A. in 2013 and does not conduct any substantive operations of its own. The amount of profits tax made for US Proton was nil, RMB1,246 and nil for the year ended December 31, 2013, 2014, and 2015.

Singapore

China Medstar is incorporated in Singapore and does not conduct any substantive operations of its own. CHS, incorporated in Singapore, was acquired in April 2015 and was in a loss position since its establishment. No provision for Singapore profits tax has been made in the consolidated financial statements as the companies have no assessable profits for the year ended December 31, 2015. In addition, upon payments of dividends by China Medstar and CHS to its shareholder, no Singapore withholding tax will be imposed.

Hong Kong

Subsidiaries in Hong Kong do not conduct any substantive operations of their own.

No provision for Hong Kong profits tax has been made in the consolidated financial statements as the Company has no assessable profits for the year ended December 31, 2015. In addition, upon payment of dividends by these companies to their shareholders, no Hong Kong withholding tax will be imposed.

China

The applicable rate for China entities is subject to the PRC EIT at the rate of 25% for the period since 2012.

Dividends paid by PRC subsidiaries of the Group out of the profits earned after December 31, 2007 to non-PRC tax resident investors would be subject to PRC withholding tax. The withholding tax would be 10%, unless a foreign investor's tax jurisdiction has a tax treaty with China that provides for a lower withholding tax rate and the foreign investor is qualified as a beneficial owner under the relevant tax treaty.

In general, for circumstances not being tax evasion, the PRC tax authorities will conduct examinations of the PRC entities' tax filings of up to five years. Accordingly, the PRC entities' tax years from 2010 to 2015 remain subject to examination by the tax authorities.

(Loss) income from continuing operations before income taxes consists of:

	For the Years Ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
Non – PRC	(24,037)	(17,561)	(81,559)	(12,590)
PRC	168,306	193,207	76,305	11,779
	144,269	175,646	(5,254)	(811)

The current and deferred components of the income tax expense from continuing operations appearing in the consolidated statements of comprehensive income (loss) are as follows:

	For the Year Ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
Current tax expense	46,377	56,526	92,693	14,309
Deferred tax expense (benefit)	17,461	24,324	(18,668)	(2,882)
	63,838	80,850	74,025	11,427

A reconciliation of the differences between the statutory tax rate and the effective tax rate for EIT is as follows:

	For the Years Ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
Income from continuing operations before income taxes	144,269	175,646	(5,254)	(811)
Income tax computed at the tax rate of 25%	36,067	43,912	(1,314)	(203)
Effect of different tax rates in different jurisdictions	7,910	2,960	9,718	1,500
Non-deductible expenses	6,448	10,955	4,682	722
Non-taxable income	—	—	(2,580)	(398)
Interests and penalties on unrecognized tax positions	3,576	2,044	9,041	1,396
Changes of valuation allowance	(6,070)	466	11,889	1,835
Withholding tax	15,907	20,513	42,589	6,575
	63,838	80,850	74,025	11,427

The reconciliation of the beginning and ending amount of unrecognized tax benefits excluding the penalty and interest is as follows:

	For the Years Ended December 31,
	2014	2015	2015
	RMB	RMB	US$
Balance at the beginning of year	101,485	20,320	3,137
Additions based on tax positions related to the current year	8,890	11,983	1,850
Additions related to prior year tax position	3,995	5,944	917
Decrease due to the disposal of CAH and WHT	(91,274)	—	—
Decrease relating to expiration of applicable statute of limitation	(2,776)	(2,157)	(333)
Balance at the end of year	20,320	36,090	5,571

At December 31, 2014 and 2015, there were RMB20,320 and RMB32,240(US$4,977) of unrecognized tax benefits that if recognized would affect the annual effective tax rate. The amounts may affect the effective tax rate if recognized, in view of valuation.

It is possible that the amount of unrecognized tax positions will change in the next twelve months. However, an estimate of the range of the possible change cannot be made at this time.

The bases for interest and penalties are 0.05% per day and 50% respectively of the relevant income tax liabilities of the PRC subsidiaries. The Company recognized an increase amounting to RMB9,822, RMB2,044, RMB9,041 (US$1,396) in interest and penalties during the years ended December 31, 2013, 2014 and 2015, respectively. As of December 31, 2014 and 2015, the Company recognized RMB16,296 and RMB25,337(US$3,911), respectively of interest and penalties.

The components of deferred taxes are as follows:

	As at December 31
	2014	2015	2015
	RMB	RMB	US$
Deferred tax assets, current portion
Accrued expenses	3,826	883	136
Allowance for doubtful accounts	697	1,595	246
Deferred revenue, current	1,002	991	153
Others	726	864	133
	6,251	4,333	669
Valuation allowance	(866)	(832)	(128)
Net deferred tax assets, current portion	5,385	3,501	540
Deferred tax liabilities, current portion
Deferred cost, current portion	(618)	(1,289)	(199)
Revenue generated from financing lease	(2,439)	(2,014)	(311)
Total deferred tax liabilities, current portion	(3,057)	(3,303)	(510)
Deferred tax assets, current portion, net*	3,556	2,447	378
Deferred tax liabilities, current portion, net*	(1,228)	(2,249)	(347)
Deferred tax assets, non-current portion
Depreciation and amortization	22,683	32,164	4,965
Deposits for non-current assets	5,548	5,548	856
Intangible assets	972	929	143
Deferred revenue, non-current portion	337	161	25
Long term receivables	432	432	67
Property, plant and equipment impairment	—	5,771	891
Capital allowances	—	437	67
Net operating loss**	6,659	39,145	6,043
Others	1,250	177	27
	37,881	84,764	13,084
Valuation allowance	(5,668)	(39,882)	(6,157)
Net deferred tax assets, non-current portion	32,213	44,882	6,927
Deferred tax liabilities, non-current portion
Deferred costs	(3,198)	(2,056)	(317)
Intangible assets	(6,098)	(8,819)	(1,361)
Property, plant and equipment	(12,015)	(2,303)	(356)
GZ Proton share transfer	(8,000)	—	—
Disposal of JWYK	—	(3,422)	(528)
AMT transfer Tianjin Concord Medical Technology Limited loss	—	(5,632)	(869)
Long-term deferred assets	—	(1,350)	(208)
Withholding tax on PRC subsidiaries' undistributed earnings	(35,946)	(34,175)	(5,276)
Equity investment	—	(6,569)	(1,014)

Total deferred tax liabilities, non-current portion	(65,257)	(64,326)	(9,929)

Deferred tax assets, non-current portion, net ***	17,183	29,069	4,487

Deferred tax liabilities, non-current portion, net ***	(50,227)	(48,513)	(7,489)

*
As at December 31, 2014 and 2015, deferred tax assets, current portion of approximately RMB1,829 and RMB1,053 (US$163) have been offset against deferred tax liabilities, current portion relating to a particular tax-paying component of an enterprise and within a particular tax jurisdiction, respectively.

**
As of December 31, 2015, the Company had net operating losses from several of its PRC and oversea entities of RMB228,176(US$35,224), which can be carried forward to offset future taxable profit. The net operating loss carry forwards as of December 31, 2015 will expire in years 2016 to 2020 if not utilized.

***
As at December 31, 2014 and 2015, deferred tax assets, non-current portion of approximately RMB15,030 and RMB15,811(US$2,441) have been offset against deferred tax liabilities, non-current portion relating to a particular tax-paying component of an enterprise and within a particular tax jurisdiction, respectively.

The movement of valuation allowance is as follows:

	2014	2015	2015
	RMB	RMB	US$
Balance at the beginning of year	(62,017)	(6,534)	(1,009)
Disposal of CAH and WHT	55,949	—	—
Acquisition of CHS	—	(22,291)	(3,441)
Change of valuation allowance in the current year	(466)	(11,889)	(1,835)
Balance at the end of year	(6,534)	(40,714)	(6,285)

Under the EIT Law and its implementation rules, a withholding tax at 10%, unless a foreign investor's tax jurisdiction has a tax treaty with the PRC that provides a lower withholding tax rate and the foreign investor is recognized as the beneficial owner of the income under the relevant tax rules. Undistributed earnings prior to January 1, 2008 are exempt from such withholding tax.

During 2014 and 2015, the Company has considered its operational funding needs, future development initiatives and its dividend distribution plan and is permanently reinvesting all but RMB440,820 and RMB370,797(US$57,241) (including RMB117,304 and RMB63,208(US$9,758) of the remaining outside basis difference(“OBD”) is pre-2008 undistributed earnings which are not subject to withholding tax under prevailing tax law as at December 31, 2014 and 2015, respectively) of its PRC subsidiaries earnings as at December 31, 2014 and 2015, respectively. Accordingly, the Company accrued deferred income tax liabilities of RMB35,946 and RMB34,175(US$5,276) for the withholding tax liability associated with the distribution of retained earnings that are not permanently reinvested as at December 31, 2014 and 2015, respectively. As of December 2014 and 2015, the total amount of undistributed earnings from the Company's PRC subsidiaries that are considered to be permanently reinvested were RMB567,303 and RMB259,858 (US$40,115), and the related unrecognized deferred tax liabilities were approximately RMB56,730 and RMB25,986(US$4,012), respectively.

Undistributed earnings of the Company's subsidiaries in the U.S.A. that are available for distribution are considered to be transferred to the parent entity under ASC 740, Income Taxes, and accordingly, provision has been made for taxes that would be payable upon the distribution of those amounts to any entity within the Group outside the U.S.A. The cumulative amount of such retained earnings are nil (2014: RMB1,656) and the related provision for withholding tax is nil (2014: RMB497) as at December 31, 2015.

Value-added taxes

Generally revenue earned from the provision of leasing and technical services is subject to 5% business tax for contracts prior to VAT reform, and is subject to 17% value added tax (“VAT”) for leasing and 6% for technical service for contracts signed after the promulgation of the VAT reform in the PRC. According to Guoshuihan [1999] No. 3402 issued by State Administration of Tax (the “SAT”), the revenue generated from certain qualified profit sharing cooperation arrangements, which is treated as investment income under existing PRC tax regulation is not subject to business taxes. One of the Group's subsidiaries has not recorded any business taxes on certain of its leasing and management services on the basis that revenue generated from these profit sharing cooperation arrangements with hospitals are not subject to business taxes. Based on the above, management believes that it is not probable the SAT will challenge this subsidiary's position that it's not subject to business tax for those profit sharing cooperation arrangements.